Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
ACQUISITION

NOTE 9—ACQUISITION

On January 18, 2019, Goedeker entered into an asset purchase agreement with Goedeker Television and Steve Goedeker and Mike Goedeker (the "Stockholders"), pursuant to which Goedeker agreed to acquire substantially all of the assets of Goedeker Television used in its retail appliance and furniture business (the "Goedeker Business").

On April 5, 2019, Goedeker, 1847 Holdco, and the Stockholders entered into an amendment to the asset purchase agreement and closing of the acquisition of substantially all of the assets of Goedeker Television used in the Goedeker Business was completed (the "Acquisition").

The aggregate purchase price was $6,200,000 consisting of: (i) $1,500,000 in cash, subject to adjustment; (ii) the issuance of a promissory note in the principal amount of $4,100,000; and (iii) up to $600,000 in earn out payments (as described below). As additional consideration, 1847 Holdco agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest (22.5% total) in all of the issued and outstanding stock of 1847 Holdco as of the closing date.

The cash portion was decreased by the amount of outstanding indebtedness of Goedeker Television for borrowed money existing as of the closing. As a result, the cash portion was adjusted to $478,000. In addition, the cash portion of the purchase price is subject to a customary post-closing working capital adjustment provision with a target working capital of $(1,802,000) (negative amount).

Pursuant to the asset purchase agreement, the parties agreed to cooperate in determining a reasonable arrangement designed to provide Goedeker with the benefits under a digital marketing agreement between Goedeker Television and Power Digital Marketing. In consideration for Goedeker Television so cooperating, Goedeker agreed to pay to Goedeker Television a total of $20,000, which amount Goedeker Television will use to pay Power Digital Marketing for amounts due under the digital marketing agreement for services to be rendered during the months of April 2019 and May 2019. Goedeker Television also agreed to cause the digital marketing agreement to be terminated as of May 30, 2019 to ensure that Goedeker Television no longer has any obligations under the digital marketing agreement.

Goedeker Television is also entitled to receive the following earn out payments to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the asset purchase agreement) targets:

1.	An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater;

2.	An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and

3.	An earn out payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.

To the extent the EBITDA of the Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, Goedeker must pay a partial earn out payment to Goedeker Television in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable earn out payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial earn out payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000.

To the extent Goedeker Television is entitled to all or a portion of an earn out payment, the applicable earn out payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker Television is entitled to such earn out payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.

The rights of Goedeker Television to receive any earn out payment are subordinate to the rights of Burnley and SBCC under separate subordination agreements that Goedeker Television entered into with them on April 5, 2019 in connection with the Acquisition (see Notes 10 and 11).

The provisional fair value of the purchase consideration issued to Goedeker Television was allocated to the net tangible assets acquired. The Company accounted for the Acquisition as the purchase of a business under GAAP under the acquisition method of accounting, and the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $685,785. The excess of the aggregate fair value of the net tangible assets has been allocated to goodwill.

The Company is currently in the process of completing the preliminary purchase price allocation as an acquisition of certain assets. The final purchase price allocation for Goedeker will be included in the Company's financial statements in future periods. The table below shows preliminary analysis for the Goedeker asset purchase:

Provisional Purchase Consideration at preliminary fair value:
Note payable, net of $215,500 of capitalized financing costs	$4,484,500
Proceeds from notes payable (see Note 19)	2,583,000
Amount of consideration	$7,067,500

Assets acquired and liabilities assumed at preliminary fair value
Cash	$1,135,368
Accounts receivable	792,173
Inventories	2,516,128
Working capital adjustment receivable and other assets	554,636
Property and equipment	206,612
Accounts payable and accrued expenses	(2,472,568)
Customer deposits	(2,196,409)
Other liabilities	-
Net tangible assets acquired	$535,940

Total net assets acquired	$535,940
Consideration paid	7,067,500
Preliminary goodwill	$6,531,560

The following presents the pro-forma combined results of operations of the Company as if the Acquisition was completed on January 1, 2018 (before non-controlling interest).

	For the Nine Months Ended September 30,
	2019	2018
Revenues, net	$39,511,848	$46,582,000
Net income (loss) allocable to common shareholders	$(2,423,507)	$544,000
Net loss per share	$(0.77)	$0.17
Weighted average number of shares outstanding	3,165,625	3,165,625

The unaudited pro-forma results of operations are presented for information purposes only. The unaudited pro-forma results of operations are not intended to present actual results that would have been attained had the Acquisition been completed as of January 1, 2018 or to project potential operating results as of any future date or for any future periods. The revenue and net loss before non-controlling interest of Goedeker since April 5, 2019 acquisition date through September 30, 2019 included in the consolidated income statement amounted to approximately $22,748,000 and $1,548,000, respectively.

The estimated useful life remaining on the property and equipment acquired is 4 to 5 years.

NOTE 7—ACQUISITION OF NEESE, INC.

On March 3, 2017, the Company's wholly-owned subsidiary 1847 Neese entered into a stock purchase agreement with Neese and Alan Neese and Katherine Neese, pursuant to which 1847 Neese acquired all of the issued and outstanding capital stock of Neese for an aggregate purchase price of: (i) $2,225,000 in cash (subject to certain adjustments); (ii) 450 shares of the common stock of 1847 Neese, constituting 45% of its capital stock; (iii) the issuance of a vesting promissory note in the principal amount of $1,875,000; and (iv) the issuance of a short-term promissory note in the principal amount of $1,025,000.

The cash portion of the purchase price would have been adjusted upward if Neese's final certified balance sheet, as of a date on or about the closing date, did not reflect a cash balance of at least $200,000. The cash balance on the closing date of March 3, 2017 amounted to approximately $676,056.

The fair value of the purchase consideration issued to the sellers of Neese was allocated to the net tangible assets acquired. The Company accounted for the acquisition of Neese as the purchase of a business under GAAP under the acquisition method of accounting, the assets and liabilities acquired were recorded as of the acquisition date, at their respective fair values and consolidated with those of the Company. The fair value of the net assets acquired was approximately $5,513,498. The excess of the aggregate fair value of the net tangible assets has been treated as a gain on bargain purchase in accordance with ASC 805. The purchase price allocation was based, in part, on management's knowledge of Neese's business.

Purchase Consideration
Cash Consideration	$3,240,000
Add: Stock Paid, Minority Interest	852,864
Add: 8% Vesting Promissory Note	395,634
Add: 10% Promissory Note	1,025,000
Total acquisition price	$5,513,498

Assets acquired and liabilities assumed at fair value
Cash	$676,056
Accounts receivable	156,655
Prepaid expenses	90,238
Inventories	1,037,910
Property and equipment	6,167,104
Other assets	85,322
Accounts payable and accrued expenses	(209,913)
Uncertain tax position	(129,000)
Cash payable to seller	(337,645)
Deferred tax liability	(2,079,395)
Other liabilities
Net tangible assets acquired	$5,457,332

Identifiable intangible assets and Goodwill
Intangible assets	$34,000
Goodwill	22,166
Total Identifiable Intangible Assets and Goodwill	$56,166

Total net assets acquired	$5,513,498

The following presents the pro-forma combined results of operations of the Company with Neese as if the entities were combined on January 1, 2017.

	For the Year Ended December 31,
	2018	2017
Revenues, net	$7,333,847	$7,588,524
Net income (loss) allocable to common shareholders	$(1,541,873)	$(608,293)
Net income (loss) per share	$(0.50)	$(0.20)
Weighted average number of shares outstanding	3,115,625	3,115,625

The pro-forma results of operations are presented for information purposes only. The pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of January 1, 2017 or to project potential operating results as of any future date or for any future periods.

The estimated useful life remaining on the property and equipment acquired is 1 to 10 years.